Reconciliation of net cash flow from operating activities	12 Months Ended
Mar. 31, 2022
Reconciliation of net cash flow from operating activities
Reconciliation of net cash flow from operating activities

18. Reconciliation of net cash flow from operating activities

The table below shows how our profit/(loss) for the year from continuing operations translates into cash flows generated from our operating activities.

		2022	2021	2020
	Notes	€m	€m	€m
Profit/(loss) for the financial year		2,624	536	(455)
Non-operating expense		–	–	3
Investment income	5	(254)	(330)	(248)
Financing costs	5	1,964	1,027	3,549
Income tax expense	6	1,330	3,864	1,250
Operating profit		5,664	5,097	4,099
Adjustments for:
Share-based payments and other non-cash charges		173	146	146
Depreciation and amortisation	10, 11	13,845	14,101	14,174
Loss on disposal of property, plant and equipment and intangible assets		30	17	51
Share of result of equity accounted associates and joint ventures	12	(211)	(342)	2,505
Impairment losses	4	–	–	1,685
Other income	3	(79)	(568)	(4,281)
(Increase)/decrease in inventory		(162)	(68)	68
(Increase)/decrease in trade and other receivables	14	(638)	582	(38)
Increase/(decrease) in trade and other payables	15	384	(730)	(100)
Cash generated by operations		19,006	18,235	18,309
Net tax paid		(925)	(1,020)	(930)
Net cash flow from operating activities		18,081	17,215	17,379